SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2023
Cash Flow Statement [Abstract]
SUPPLEMENTAL CASH FLOW INFORMATION	SUPPLEMENTAL CASH FLOW INFORMATION

	For the year ended December 31,
US$ MILLIONS	2023	2022	2021
Interest paid	$2,132	$1,638	$1,074
Income taxes paid	$524	$364	$262
Amounts paid and received for interest were reflected as operating cash flows in the Consolidated Statements of Cash Flows. Interest paid is net of debt related hedges.
Amounts paid for income taxes were reflected as either operating cash flows or investing cash flows in the Consolidated Statements of Cash Flows depending upon the nature of the underlying transaction.
Details of “Changes in non-cash working capital, net” on the Consolidated Statements of Cash Flows are as follows:

	For the year ended December 31,
US$ MILLIONS	2023	2022	2021
Accounts receivable	$(124)	$(445)	$(190)
Prepayments	(471)	(117)	(11)
Accounts payable and other	(43)	(342)	(323)
Changes in non-cash working capital, net(1)	$(638)	$(904)	$(524)

(1)During the year ended December 31, 2023, changes in non-cash working capital include a $0.3 billion (2022: $0.3 billion, 2021: $0.3 billion) reduction to cash related to the impact of finance lease receivables signed at our North American residential decarbonization infrastructure business. The operation presents an outflow for the cost of inventory within the operating cash flows, and given the business has been securitized since 2019, the corresponding cash outflows are more than offset by increases in non-recourse borrowings under financing activities on the Consolidated Statements of Cash Flows.